Investment Risks - The Chesapeake Growth Fund	Feb. 27, 2026
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An investment in the Fund is subject to investment risks, including the risk that you may lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes the principal risks involved with an investment in the Fund.

Equity Securities Risk [Member]
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Equity Securities. To the extent that the majority of the Fund’s portfolio consists of equity securities, it is expected that the Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor.

Market Risk [Member]
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Market Risk. Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, and general market conditions.

Sector Risk [Member]
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Sector Risk. If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

Internal Change [Member]
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Internal Change. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature.

Large Capitalization Companies [Member]
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Large Capitalization Companies. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Management Risk [Member]
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Risk [Text Block]	Management Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.
Market Segment Risk [Member]
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Market Segment Risk. Investors are also subject to the risk that the Fund’s market segment, the largest 1,000 companies domiciled in the United States, may underperform other equity market segments or the equity markets as a whole.

Risk Lose Money [Member]
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Risk [Text Block]	An investment in the Fund is subject to investment risks, including the risk that you may lose money.